Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (6,754)		$ (6,611)	$ (5,915)	$ (5,487)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	252	$ 251	307
Credit related fair value adjustments		(32)	(61)	(87)
Carrying value		220	190	220
Carrying value net of related allowance		219	189	219
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (1)	$ (1)	$ (1)

[1]	Represents principal amount owed net of write-offs.